Convertible Notes and Note Payable (Details) - Schedule of unamortized debt discount, fair value of conversion feature, and accrued interest - USD ($) $ in Thousands	Apr. 26, 2022	Dec. 31, 2021
Schedule of Unamortized Debt Discount Fair Value of Conversion Feature and Accrued Interest [Abstract]
Unamortized debt discount	$ 230	$ 657
Fair value of conversion feature	4,094	3,488
Accrued interest	$ 1,375	$ 1,136